Cover	Mar. 04, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 04, 2020
Entity File Number	001-34180
Entity Registrant Name	Fluidigm Corporation
Entity Central Index Key	0001162194
Entity Tax Identification Number	77-0513190
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7000 Shoreline Court
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	266-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	FLDM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false